Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Expenses

Operating expenses for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Salaries and wages	￦	3,303,484	￦	3,477,596	￦	3,568,456
Depreciation		2,756,131		2,762,773		2,745,969
Amortization of intangible assets		582,467		582,493		618,533
Commissions		1,036,852		1,099,429		1,085,865
Interconnection charges		689,293		690,285		640,612
International interconnection fee		231,060		216,633		214,058
Purchase of inventories		3,963,036		3,407,263		4,053,693
Changes of inventories		(198,028)		162,323		(187,439)
Sales commission		1,856,595		1,968,035		2,201,778
Service cost		1,163,887		1,322,337		1,428,405
Utilities		319,303		323,406		323,313
Taxes and dues		256,958		255,480		279,574
Rent		469,950		455,457		448,772
Insurance premium		211,104		178,231		69,384
Installation fee		249,413		156,669		146,783
Advertising expenses		177,348		185,560		197,114
Research and development expenses		183,821		167,881		168,635
Card service cost		2,959,765		3,049,559		3,094,894
Others		1,410,349		1,319,688		1,379,438

Total	￦	21,622,788	￦	21,781,098	￦	22,477,837

Summary of Details of Employee Benefits

Details of employee benefits for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Short-term employee benefits	￦	3,055,699	￦	3,206,904	￦	3,297,944
Post-employment benefits(Defined benefit plan)		202,814		208,942		209,770
Post-employment benefits(Defined contribution plan)		35,699		46,023		45,936
Post-employment benefits(Others)		5,535		8,017		6,949
Share-based payment		3,737		7,710		7,660

Total	￦	3,303,484	￦	3,477,596	￦	3,568,259